Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of aging of trade receivables
The aging of trade receivables is as follows:

	2022	2021
	$	$
Not past due	20,701	17,128
1-30 days past due	5,258	2,925
31-60 days past due	1,057	1,217
61-90 days past due	542	468
91-120 days past due	174	348
Greater than 120 days past due	2,115	906
	29,847	22,992
Less: credit loss impairment	719	1,007
	29,128	21,985

Schedule of changes in credit loss impairment	Changes in credit loss impairment was as follows:

	2022	2021
	$	$
Balance - January 1	1,007	1,146
Write-offs	(663)	(1,006)
Impairment loss recognized	375	867
Balance - December 31	719	1,007

Schedule of foreign currency risk

	2022		2021
	EUR	CAD	EUR	CAD
	$	$	$	$
Cash and cash equivalents	586	185,343	776	187,559
Trade and other receivables	1,096	1,615	1,060	1,532
Trade and other payables	(166)	(1,748)	(303)	(206)
	1,516	185,210	1,533	188,885

Sensitivity analysis for foreign currency risk
A 1% strengthening of the above currencies against the US dollar would have a corresponding increase (decrease) in net income (loss) by the amounts shown below. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	EUR	CAD	Total
	$	$	$
2022	15	1,852	1,867
2021	14	2,403	2,417